Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017
Financial Position at:
Current assets	$ 5,470,152		$ 4,202,662
Non-current assets	116,769		158,938
Total assets	5,586,921		4,361,600
Current liabilities	1,410,433		1,087,738
Non-current liabilities
Total liabilities	1,410,433		1,087,738
Net assets	4,176,488		$ 3,273,862
Results of Operations:
Revenues	1,885,736	$ 1,181,526
Operating expenses	1,070,884	448,436
Other income (expenses) net	(50,085)	(2,855)
Earnings before tax	864,937	735,945
Tax expenses (benefits)	229,057	207,196
Net income	$ 635,880	$ 528,749